Summary of Significant Accounting Policies - Summary of Class A Ordinary Shares Subject to Possible Redemption is Excluded from Earning Per Share (FY) (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net income (loss)	$ (1,746,564)	$ (3,248,492)	$ (2,780,733)	$ 1,186,825	$ 6,684,896	$ 5,775,190	$ (7,775,789)	$ 13,646,911	$ 15,876,077	$ 6,977,619
Denominator:
Weighted average common shares outstanding, Basic									12,075,000	11,906,712
Weighted average common shares outstanding, Diluted									12,075,000	11,906,712
Basic net income per ordinary share									$ 0.26	$ 0.13
Diluted net income per ordinary share									$ 0.26	$ 0.13
Class A Common Stock
Numerator:
Allocation of net income (loss)	$ (101,278)			$ 949,460			$ (1,450,300)	$ 10,917,529	$ 12,700,862	$ 5,468,324
Denominator:
Weighted average common shares outstanding, Basic	743,298			48,300,000			2,768,541	48,300,000	48,300,000	43,139,178
Weighted average common shares outstanding, Diluted	743,298			48,300,000			2,768,541	48,300,000	48,300,000	43,139,178
Basic net income per ordinary share	$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Diluted net income per ordinary share	$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Class B Common Stock
Numerator:
Allocation of net income (loss)	$ (1,645,286)			$ 237,365			$ (6,325,489)	$ 2,729,382	$ 3,175,215	$ 1,509,295
Denominator:
Weighted average common shares outstanding, Basic	12,075,000			12,075,000			12,075,000	12,075,000	12,075,000	11,906,712
Weighted average common shares outstanding, Diluted	12,075,000			12,075,000			12,075,000	12,075,000	12,075,000	11,906,712
Basic net income per ordinary share	$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Diluted net income per ordinary share	$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13